CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME
[Profit/(loss)] for the period	$ 35,000,000	$ 5,000,000	$ 30,000,000
Foreign currency translation adjustments:
Arising in the period	5,000,000	(34,000,000)	16,000,000	$ (47,000,000)
Foreign currency translation adjustments	5,000,000	(34,000,000)	16,000,000	(47,000,000)
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	(20,000,000)	(20,000,000)	39,000,000	(36,000,000)
Movement out of reserve to income statement		15,000,000	(6,000,000)	25,000,000
Movement in deferred tax	6,000,000	(1,000,000)	1,000,000
Effective portion of changes in fair value of cash flow hedges	(14,000,000)	(6,000,000)	34,000,000	(11,000,000)
[Loss] recognized on cost of hedging
New fair value adjustments into reserve		(1,000,000)	(1,000,000)	(1,000,000)
Other Comprehensive Income Net Of Tax, Gain or Loss Recognized on Cost of Hedging		(1,000,000)	(1,000,000)	(1,000,000)
Items that will not be reclassified to income statement
Re-measurement of employee benefit obligations	1,000,000	1,000,000	5,000,000	8,000,000
Deferred tax movement on re-measurement of employee benefit obligations			(1,000,000)	(2,000,000)
Total other comprehensive (expense)/income for the year	1,000,000	1,000,000	4,000,000	6,000,000
Total other comprehensive [(expense)/income] for the period	(8,000,000)	(40,000,000)	53,000,000	(53,000,000)
Total comprehensive income/(expense) for the period.	27,000,000	(35,000,000)	83,000,000	(53,000,000)
Attributable to:
Equity holders	$ 27,000,000	(36,000,000)	$ 83,000,000	(54,000,000)
Non-controlling interests		$ 1,000,000		$ 1,000,000